INCOME TAXES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%
Withholding tax rate	10.00%	10.00%
Tax loss carryforwards	¥ 256,766,146				$ 37,227,592
Withholding income tax on dividends distributed to holding company outside of China	10.00%	10.00%
PRC withholding tax liability unrecognized	¥ 44,514,842				6,454,045
Amount of interest expenses reversed due to lapse of statute of limitation	¥ 26,980,981	$ 3,911,875
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	2022	2022
Latest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	2026	2026
Shanghai Evergreen Technology Co., Ltd.
Income Taxes [Line Items]
Preferential income tax rate	15.00%	15.00%
Shanghai Evergreen Technology Co., Ltd. | Earliest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period	2020	2020	2017
Shanghai Evergreen Technology Co., Ltd. | Latest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period	2022	2022	2019
Shanghai Sipei Technology Co., Ltd. ("Shanghai Sipei")
Income Taxes [Line Items]
Preferential income tax rate	15.00%	15.00%
Shanghai Sipei Technology Co., Ltd. ("Shanghai Sipei") | Earliest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period	2020	2020
Shanghai Sipei Technology Co., Ltd. ("Shanghai Sipei") | Latest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period	2022	2022
Inland Revenue, Hong Kong | GreenTree Hotels (Hong Kong), Limited.
Income Taxes [Line Items]
Statutory tax rate	16.50%	16.50%	16.50%	16.50%
PRC Subsidiaries
Income Taxes [Line Items]
Undistributed earnings of Groups PRC subsidiaries	¥ 445,148,415				64,540,453
Uncertain tax positions	246,635,312				35,758,759
Interest expense	39,943,119	$ 5,791,208
Accumulated interest expense	¥ 102,923,789				$ 14,922,547
Accumulated tax penalty recorded			¥ 0